Earnings per Share	6 Months Ended
Jun. 30, 2018
Earnings per Share
Earnings per Share

13Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2018	June 30, 2017
	(in thousands)
Numerator:
Net income	$5,838	$20,229

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,799	109,825

	Six months ended
	June 30, 2018	June 30, 2017
	(in thousands)
Numerator:
Net income	$20,830	$38,672

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,799	109,825

The Warrants issued and outstanding as of June 30, 2018 and 2017, were excluded from the diluted earnings per share for the three and six months ended June 30, 2018 and 2017, because they were antidilutive.